Net Revenue from sales and Services (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Revenue from sales and Services
Total Net revenue		R$ 1,486,273	R$ 1,264,280	R$ 947,419
Sales		1,440,259	1,229,827	914,266
Services		46,014	34,453	33,153
Learning Systems
Net Revenue from sales and Services
Total Net revenue		958,674	848,531	588,168
Complementary Education Services
Net Revenue from sales and Services
Total Net revenue		196,035	145,949	92,390
Textbooks
Net Revenue from sales and Services
Total Net revenue		123,358	126,679	123,143
Other products and services
Net Revenue from sales and Services
Total Net revenue	[1]	208,206	R$ 143,121	R$ 143,717
Other products and services | Public government customers
Net Revenue from sales and Services
Sales		R$ 81,199

[1]	In 2023 includes sales to public government customers, amounting to R$ 81,199.